Organization and Principal Activities -Schedule of the Operating expense (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of revenues	[1]	$ 572,125	¥ 3,933,647	¥ 1,929,864	¥ 1,094,644
Research and development expenses	[1]	38,565	265,152	170,160	188,334
Sales and marketing expenses	[1]	27,519	189,207	87,292	68,746
Total	[1]	$ 107,930	742,069	359,447	328,405
YY Inc [Member]
Cost of revenues					132,852
Research and development expenses			¥ 10,042	¥ 45,563	73,297
General and administrative expenses					40,110
Total					241,294
Tencent Holdings Limited [Member]
Sales and marketing expenses					¥ 3,952

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2016 2017 2018 2018 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 5,677 2,877 10,472 1,523 Research and development expenses 19,538 9,174 30,643 4,457 Sales and marketing expenses 326 791 1,832 266 General and administrative expenses 26,557 27,266 183,748 26,725